Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development	$ 2,925,800	$ 1,885,600	$ 11,367,800	$ 5,052,900
General and administrative	4,439,200	2,071,000	13,937,900	14,144,000
Impairment expense			430,000
Total operating expenses	7,365,000	3,956,600	25,735,700	19,196,900
Loss from operations	(7,365,000)	(3,956,600)	(25,735,700)	(19,196,900)
Other income (expense)
Gain on loan extinguishment		105,800	105,800
Other income			53,400
Interest expense	(2,800)	(3,700)	(12,200)	(3,300)
Total other income (expense)	(2,800)	102,100	147,000	(3,300)
Net loss	$ (7,367,800)	$ (3,854,500)	$ (25,588,700)	$ (19,200,200)
Net loss per share, basic	$ (0.48)	$ (0.53)	$ (2.26)	$ (4.42)
Net loss per share, diluted	$ (0.48)	$ (0.53)	$ (2.26)	$ (4.42)
Weighted average common shares outstanding, basic	15,542,444	7,332,999	11,417,083	4,505,867
Weighted average common shares outstanding, diluted	15,542,444	7,332,999	11,417,083	4,505,867